Offerings - Offering: 1	Jun. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value
Amount Registered | shares	43,820,000
Proposed Maximum Offering Price per Unit	40.66
Maximum Aggregate Offering Price	$ 1,781,721,200
Fee Rate	0.01531%
Amount of Registration Fee	$ 272,781.52
Offering Note
(1)    Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers any additional shares of the Registrant’s common stock, $0.10 par value per share (the “Common Stock”) that become issuable pursuant to the Freeport-McMoRan Inc. 2025 Stock Incentive Plan by reason of any recapitalization, reclassification, stock dividend, stock split or other similar transaction resulting in an increase in the number of shares of outstanding Common Stock.
(2)    Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and calculated based on the average of the high and low sales prices reported for the Common Stock on the New York Stock Exchange on June 13, 2025.